Exploration and Evaluation Expenses and Cost Recoveries	12 Months Ended
Mar. 31, 2019
Intangible assets other than goodwill [abstract]
Exploration and Evaluation Expenses and Cost Recoveries

6.	EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

Below is a summary of the Company’s major exploration projects on the basis of where the Company is currently incurring the majority of its exploration work.

(a)	IKE Project

The IKE Project is located in south-central BC. In July 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement (the “IKE Agreement”) with Hudbay Minerals Inc. (“Hudbay”) pursuant to which Hudbay may acquire, through a staged investment process, up to a 60% ownership interest in the IKE Project.

The Company initially records the amounts of contributions received or receivable from Hudbay pursuant to the IKE Agreement as a liability (Advanced contributions received) in the Consolidated Statements of Financial Position, and subsequently recognizes amounts as cost recoveries in the Consolidated Statements of Loss as the Company incurs related expenditures.

During the year ended March 31, 2019, the Company recorded a gross amount of cost recovery of $1,645,196 (2018 – $3,244,596) offsetting the expenditures incurred pursuant to the IKE Agreement.

In January 2019, the Company announced that Hudbay had relinquished its option to earn an interest in the IKE Project. Pursuant to the IKE Agreement, Hudbay has advanced to the Company $92,240 for estimated post-termination obligations outstanding at March 31, 2019. The amount has been recorded within the current balance of Advanced contributions received on the Consolidated Statements of Financial Position and will subsequently be recognized as a cost recovery on the Consolidated Statements of Loss as the Company incurs related expenditures. As a result of the termination, the Company maintains a 100% interest in the IKE Project.

Certain claims within the IKE Project carry an NSR royalty obligation of 1%, subject to a $2 million cap and with the Company able to purchase the royalty at any time by payment of the same amount. These claims carry an additional NSR of 2%, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $25,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

Other claims within the project are subject to a 2% NSR royalty which can be purchased for $2 million and in addition there is an underlying 2.5% NSR royalty on certain mineral claims, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

The entire project is subject to a 1% NSR royalty capped at a total of $5 million.

(b)	JOY Project

The JOY Project, located in north-central BC, comprises the JOY and PINE properties, and certain adjacent claims (the “Staked Claims”) acquired directly by the Company. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (note 10(c)) to purchase 100% of the JOY property for the reimbursement of the vendor’s direct acquisition costs of $335,299. The property is subject to an underlying NSR royalty held by a former owner which is capped at $3.5 million.

In August 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement (the “JOY Agreement”) with Hudbay pursuant to which Hudbay may acquire, through a staged investment process, up to 60% ownership in the JOY Project.

The Company initially records the amounts of contributions received or receivable from Hudbay pursuant to the JOY Agreement as a liability (Advanced contributions received) in the Consolidated Statements of Financial Position, and subsequently reallocates amounts to cost recoveries in the Consolidated Statements of Loss as the Company incurs related expenditures.

During the year ended March 31, 2019, the Company recorded a gross amount of cost recovery of $2,893,408 (2018 – $2,952,141) offsetting the expenditures incurred pursuant to the JOY Agreement.

In January 2019, the Company announced that Hudbay had relinquished its option to earn an interest in the JOY Project. Pursuant to the JOY Agreement, Hudbay has advanced to the Company $96,781 for estimated post-termination obligations outstanding at March 31, 2019. The amount has been recorded within the March 31, 2019 balance of advanced contributions received on the Consolidated Statements of Financial Position and will subsequently be recognized as a cost recovery on the Consolidated Statements of Loss as the Company incurs the related expenditures. As a result of the termination, the Company maintains a 100% interest in the JOY Project.

In addition, the Company concluded agreements with each of Gold Fields Toodoggone Exploration Corporation (“GFTEC”) and Cascadero Copper Corporation (“Cascadero”) in mid-2017 pursuant to which the Company can purchase 100% of the PINE property.

During the year ended March 31, 2019, the Company completed its acquisition of a 49% interest in the PINE property by making cash payments of $300,000 (2018 – $700,000) and issuing 300,000 common shares (2018 – 650,000 common shares) to Cascadero. The Company maintains the option to acquire GFTEC’s 51% interest by agreeing to incur up to $2.75 million in exploration expenditures on the project prior to August 2021 (100% incurred to date). GFTEC will retain a 2.5% net profits interest royalty (“NPI”) on mineral claims comprising approximately 96% of the property which are subject to a net smelter return royalty payable to a former owner (“Underlying NSR”), and a 1% net smelter returns royalty (“NSR”) on the balance of the claims that are not subject to the Underlying NSR. The NPI can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR can be reduced to 0.50% through the payment to GFTEC of an additional $2.5 million in cash or shares. If the Company does not exercise the option or terminates the GFTEC Agreement at any time during the four-year option period, then it may be required to make a termination payment to GFTEC. The level of termination payment, if any, varies with the year of termination and the amount of any exploration expenditures completed, from a low of no payment to an absolute maximum of $1,375,000 in the event that no exploration work is done by the Company.

The PINE property is subject to a 3% underlying NSR royalty payable to a former owner. The Company has reached an agreement with the former owner to cap the 3% NSR at $5 million payable from production for consideration totaling $100,000 and 300,000 common shares payable in stages through to January 31, 2019. In the current year, the Company made cash payments of $50,000 (2018 – $50,000) and issued 50,000 common shares (2018 – 50,000 common shares).

(c)	DUKE Project

The DUKE Project is located in central BC. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (note 10(c)) to purchase a 100% interest in the DUKE property for the reimbursement of the vendor’s direct acquisition costs of $168,996.